Investments (Unconsolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total Assets	$ 10,562	$ 12,477
Total Liabilities	11,027	13,002
Other limited partnership interests [Member]
Variable Interest Entity [Line Items]
Total Assets	1,651	1,408
Total Liabilities	2,077	1,930
Real estate joint ventures [Member]
Variable Interest Entity [Line Items]
Total Assets	41	71
Total Liabilities	45	74
Other invested assets [Member]
Variable Interest Entity [Line Items]
Total Assets	9	0
Total Liabilities	44	0
Structured securities (RMBS, CMBS, and ABS) [Member]
Variable Interest Entity [Line Items]
Total Assets	8,393	10,347
Total Liabilities	8,393	10,347
US and foreign corporate securities [Member]
Variable Interest Entity [Line Items]
Total Assets	468	651
Total Liabilities	$ 468	$ 651